LAPCO Acquisition	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
LAPCO Acquisition

(4) LAPCO Acquisition

On December 31, 2019, the Company completed the acquisition of LAPCO, an indirect wholly-owned subsidiary of Trencor Limited. The purchase price consideration consists of $65,527 in cash paid to LAPCO, cash amounts paid by the Company to fully repay LAPCO’s debt facility of $126,289 and transaction costs incurred to complete the transaction of $104.

The Company determined that the acquisition of LAPCO did not meet the definition of a business in accordance with Topic 805, Business Combinations, therefore the Company accounted for the transaction as an asset acquisition. The LAPCO acquisition did not meet the definition of a business as it lacked a substantive process at the time of the acquisition and the transaction was substantially an acquisition of LAPCO’s container fleet because substantially all the fair value of the gross assets acquired were concentrated in a single identifiable asset which are containers.

Asset acquisitions are accounted for by allocating the cost of the acquisition to the individual assets acquired and liabilities assumed on a relative fair value basis. As a result, asset acquisitions do not result in the recognition of goodwill or a bargain purchase gain. When the fair value of the net assets acquired is greater than the purchase consideration, the excess is allocated to the acquired assets on a relative fair value basis.

As a result of the LAPCO acquisition, the management agreement between the Company and LAPCO was terminated and effectively settled the pre-existing contractual relationship at acquisition date. Under the terms of the management agreement, the Company previously managed a substantial portion of LAPCO’s container fleet. Because the terms of the pre-existing management agreement were determined to be favorable to the Company compared to current market terms for similar arrangements, a portion of the excess of the fair value of the net assets acquired over the purchase consideration was deemed to be applicable to the effective settlement of the management agreement. Therefore, a gain of $1,823 was recorded on the acquisition date in the consolidated statements of comprehensive income as “gain on settlement of pre-existing management agreement”.

As of December 31, 2019, the acquired net assets recorded by the Company consists of cash of $19,975, containers and container-related assets of $167,001 and the remaining consideration was allocated to working capital of $6,767.